Summary of Significant Accounting Policies - Schedule of Guarantee and Quality Assurance Fund Receivable Movement Activities (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounting Policies [Abstract]
Opening balance		¥ 2,064,366		¥ 1,152,769	¥ 286,812
Fair value of newly written guarantee and quality assurance obligation		6,156,826		5,313,489	3,318,432
Guarantee fee and quality assurance obligation contribution received from borrowers		(6,070,412)		(4,244,259)	(2,479,428)
Gain (loss) from quality assurance		(210,520)		(157,633)	26,953
Fair value of early repaid investment program	[1]	1,709,382
Ending balance		¥ 3,649,642	$ 524,238	¥ 2,064,366	¥ 1,152,769

[1]	Since November 2019, the Company early repaid investors of certain investment programs before maturity of the investment program due to regulatory requirements. This is regarded as an advance to the borrowers, which resulted in an increase in quality assurance receivable. The initial recognition of such quality assurance relievable was based on best estimate of future cash receipt of the underlying loans.